Acquisitions (Patents from Avaya) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012 Patents [Member]	Jul. 31, 2011 Patents [Member]	Jan. 27, 2011 Avaya [Member] Patents [Member]	Jul. 31, 2012 Avaya [Member] Patents [Member]	Jul. 31, 2011 Avaya [Member] Patents [Member]
Business Acquisition [Line Items]
Purchase of intangible assets	$ 0	$ 1,000	$ 0			$ 1,000
Intangible assets, net	7,817	10,679					1,000
Useful life				6 years	6 years	6 years
Amortization expense	$ 2,862	$ 3,302	$ 993				$ 200	$ 100